Accounts receivable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts receivable
11. Accounts receivable
Accounts receivable, trade, includes amounts billed and currently due from customers. The amounts due are stated at their estimated realizable value. The Company’s payment terms vary by the type and location of its customers and the products or services offered, although terms generally include a requirement of payment within 30 to 60 days. When necessary, the Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments, based on assessments of customers’ credit-risk profiles and payment histories. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company does not require collateral from its customers, although there have been circumstances when the Company has required cash in advance (i.e., a partial down-payment) to facilitate orders in excess of a customer’s established credit limit. To date, such amounts have not been material.
The balances reported as Accounts receivable, other, consist primarily of amounts due to the Company associated with Value Added Tax refund activity and amounts due to the Company from governments associated with approved research and development grants.
Balances of accounts receivable at December 31, 2021, and December 31, 2020, are as follows:
Year ended December 31, 2021

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 Months	Total
Accounts receivable, trade	$801	$—	$—	$801
Accounts receivable, other	133	31	539	703

	$934	$31	$539	$1,504

Year ended December 31, 2020

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 Months	Total
Accounts receivable, trade	$460	$25	$2	$487
Accounts receivable, other	303	303	557	1,163

	$763	$328	$559	$1,650

There
 were no provisions for bad debts at December 31, 2021, and December 31,
2020
.